Share-Based Compensation (Details) - Schedule of estimated on the date of grant using the binominal option- pricing model	12 Months Ended
	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares
Schedule of estimated on the date of grant using the binominal option- pricing model [Abstract]
Risk-free interest rate		1.80%
Risk-free interest rate, minimum	0.66%
Risk-free interest rate, maximum	0.71%
Volatility		37.34%
Volatility, minimum	22.67%
Volatility, maximum	35.44%
Dividend yield
Life of options (in years)	10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share) | (per share)	¥ 34.47	$ 11.50	¥ 41.51